Other current and non-current assets - Schedule of other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022
Other Assets [Abstract]
Taxes receivable	$ 67	$ 42
Prepaid expenses	54	37
Deferred contract costs	41	34
Pre-funding of MSA manager arrangements	23	0
Favorable drilling and management services contracts	1	30
Other	13	26
Other current assets	$ 199	$ 169	$ 197